Employee Benefit Expenses (Including Directors' Emoluments) Emoluments for Non-Director Highest Paid Individuals (Details) - USD ($) $ in Thousands		6 Months Ended				12 Months Ended
		Jun. 30, 2021		Jun. 30, 2020		Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2018
Disclosure of highest paid employees [Line Items]
Share-based compensation		$ 9,000	[1]	$ 8,000	[1]	$ 15,000	[2],[3]	$ 14,000	[2],[3]	$ 13,000	[2],[3]
Pension costs						35,000		40,000		38,000
Employee benefit expenses		$ 548,000		$ 554,000		1,050,000		1,292,000		1,238,000
Non-Director Highest Paid Individuals [Member]
Disclosure of highest paid employees [Line Items]
Basic salaries, allowances and benefits in kind						6,530		4,720		4,100
Bonus						0		3,858		2,551
Share-based compensation	[4]					2,846		781		1,396
Pension costs						206		219		191
Employee benefit expenses						$ 9,582		$ 9,578		$ 8,238

[1]	The amount comprises of US$4 million equity-settled share-based payment expense, net of amounts capitalized and US$5 million cash-settled share-based payment expense, net of amounts capitalized (six months ended June 30, 2020: US$6 million and US$2 million respectively).
[2]	Share-based compensation of US$1 million, US$1 million and US$1 million was capitalized during the years ended December 31, 2018, 2019 and 2020, respectively. For further information related to the Company’s equity award plan and LVS’ equity award plan, see Note 26 to the consolidated financial statements.
[3]	The amount comprises of US$13 million, US$13 million and US$9 million equity-settled shared-based payment expense, net of amounts capitalized and nil, US$1 million and US$6 million cash-settled share-based payment expense, net of amounts capitalized for the years ended December 31, 2018, 2019 and 2020, respectively.
[4]	The value of the share options and restricted share units granted to the individuals represents the amount recognized as an expense during the year in accordance with IFRS 2 Share-based payment.